Related Party Transactions (Details) - Schedule of Interest Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Interest Expense [Abstract]
Interest expense	$ 253,469	$ 246,763	$ 96,987